Portfolio of AFS Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 8,306,160.5	$ 99,666.0	₨ 4,979,205.7
Gross Unrealized Gains	65,491.0	785.8	6,552.9
Gross Unrealized Losses	76,164.4	913.9	106,914.6
Fair Value	8,295,487.1	99,537.9	4,878,844.0
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	8,167,306.7		4,828,914.5
Gross Unrealized Gains	65,153.1		6,497.7
Gross Unrealized Losses	75,520.9		105,021.4
Fair Value	8,156,938.9	$ 97,875.5	4,730,390.8
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,105,313.9		3,860,431.8
Gross Unrealized Gains	41,090.5		4,656.4
Gross Unrealized Losses	52,213.3		80,344.5
Fair Value	6,094,191.1		3,784,743.7
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,188,315.0		428,980.9
Gross Unrealized Gains	7,600.4		1,322.5
Gross Unrealized Losses	12,234.4		15,604.8
Fair Value	1,183,681.0		414,698.6
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,556.3		819.0
Gross Unrealized Gains	3.9		0.0
Gross Unrealized Losses	18.4		21.8
Fair Value	3,541.8		797.2
Debt securities, other than asset and mortgage-backed securities | Credit substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	133,197.8		511,161.4
Gross Unrealized Gains	321.7		505.4
Gross Unrealized Losses	2,032.6		8,479.0
Fair Value	131,486.9		503,187.8
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	736,923.7		27,521.4
Gross Unrealized Gains	16,136.6		13.4
Gross Unrealized Losses	9,022.2		571.3
Fair Value	744,038.1		26,963.5
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	78.1		19.3
Gross Unrealized Gains	2.3		0.0
Gross Unrealized Losses	1.2		1.8
Fair Value	79.2		17.5
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	138,775.7		150,271.9
Gross Unrealized Gains	335.6		55.2
Gross Unrealized Losses	642.3		1,891.4
Fair Value	138,469.0		148,435.7
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	3,706,475.3		3,220,573.8
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 4,589,011.8		₨ 1,658,270.2